Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2015

Collection Period Start	1-Aug-15	Distribution Date	15-Sep-15
Collection Period End	31-Aug-15	30/360 Days	30
Beg. of Interest Period	17-Aug-15	Actual/360 Days	29
End of Interest Period	15-Sep-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	386,664,018.80	342,923,542.31	0.3557816
Total Securities		963,859,720.12	386,664,018.80	342,923,542.31	0.3557816
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.467600%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	107,804,298.68	64,063,822.19	0.3319369
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	43,740,476.49	67,377.69	226.6345932	0.3491072
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	43,740,476.49	155,544.36

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,237,707.18
Monthly Interest				1,718,976.22
Total Monthly Payments				6,956,683.40

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				351,357.39
Aggregate Sales Proceeds Advance				20,905,604.48
Total Advances				21,256,961.87

Vehicle Disposition Proceeds:
Reallocation Payments				20,517,720.46
Repurchase Payments				1,648,791.47
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,966,022.18
Excess Wear and Tear and Excess Mileage				214,187.36
Remaining Payoffs				0.00
Net Insurance Proceeds				188,165.49
Residual Value Surplus				498,662.78
Total Collections				61,247,195.01

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,403,779.62			1,043
Involuntary Repossession	200,603.45			14
Voluntary Repossession	51,642.00			5
Full Termination	4,836,717.39			319
Bankruptcy	24,978.00			1
Insurance Payoff		185,549.71		10
Customer Payoff			361,641.51	20
Grounding Dealer Payoff			6,572,936.25	355
Dealer Purchase			2,143,611.13	108
Total	20,517,720.46	185,549.71	9,078,188.89	1,875

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	21,613	434,581,742.26	7.00000%	386,664,018.80
Total Depreciation Received		(6,149,469.05)		(5,019,599.80)
Principal Amount of Gross Losses	(21)	(400,034.72)		(352,187.13)
Repurchase / Reallocation	(95)	(1,748,159.30)		(1,648,791.47)
Early Terminations	(1,051)	(17,879,186.21)		(15,789,715.50)
Scheduled Terminations	(1,237)	(22,957,685.09)		(20,930,182.59)
Pool Balance - End of Period	19,209	385,447,207.89		342,923,542.31

Remaining Pool Balance
Lease Payment				43,691,489.91
Residual Value				299,232,052.40
Total				342,923,542.31

III. DISTRIBUTIONS

Total Collections					61,247,195.01
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					61,247,195.01

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					323,639.42
3. Reimbursement of Sales Proceeds Advance					14,386,683.33
4. Servicing Fee:
Servicing Fee Due					322,220.02
Servicing Fee Paid					322,220.02
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,032,542.77

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					67,377.69

Class A-3 Notes Monthly Interest Paid					67,377.69
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	155,544.36
Total Note and Certificate Monthly Interest Paid	155,544.36
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	46,059,107.88

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	43,740,476.49

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	43,740,476.49
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,318,631.39

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,318,631.39
Gross Reserve Account Balance		16,776,527.19
Remaining Available Collections Released to Seller		2,318,631.39
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.23
Monthly Prepayment Speed		81%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	495,162.07
Securitization Value of Gross Losses and Casualty Receivables	352,187.13	21
Aggregate Defaulted and Casualty Gain (Loss)	142,974.94
Pool Balance at Beginning of Collection Period	386,664,018.80
Net Loss Ratio	0.0370%

Cumulative Net Losses for all Periods	0.1250%	1,204,825.06

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,260,130.34	192
61-90 Days Delinquent	966,867.26	54
91-120+ Days Delinquent	416,205.40	25
Total Delinquent Receivables:	4,643,203.00	271
60+ Days Delinquencies as Percentage of Receivables	0.36%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	20,240,497.01	1362
Securitization Value	21,832,391.72
Aggregate Residual Gain (Loss)	(1,591,894.71)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	187,718,333.62	12,619
Cumulative Securitization Value	206,380,887.14
Cumulative Residual Gain (Loss)	(18,662,553.52)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		23,328,519.66
Reimbursement of Outstanding Advance		14,386,683.33
Additional Advances for current period		20,905,604.48
Ending Balance of Residual Advance		29,847,440.81

Beginning Balance of Payment Advance		787,390.83
Reimbursement of Outstanding Payment Advance		323,639.42
Additional Payment Advances for current period		351,357.39
Ending Balance of Payment Advance		815,108.80

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of August 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No